LEASES - Operating Lease Maturity Schedule (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 2,899
2027	2,452
2028	2,504
2029	2,548
2030	2,464
Thereafter	1,710
Total future minimum lease payments	14,577
Less: Imputed interest	(2,089)
Total reported lease liability	$ 12,488